Fees Summary	May 29, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	29,808.09
Total Transaction Valuation	215,844,245.85
Total Offset Amount	0.00
Net Fee	$ 29,808.09
Offering Table N/A
Offset Table N/A	N/A